MAALP Consolidated Balance Sheets - Limited Partner [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets:
Land	$ 1,836,417,000	$ 1,816,008,000
Buildings, Improvements, and Other	11,281,504,000	10,853,474,000
Development and capital improvements in progress	116,833,000	231,224,000
Real estate investment property, at cost	13,234,754,000	12,900,706,000
Less accumulated depreciation	(2,075,071,000)	(1,674,801,000)
Real Estate Investment Property, Net	11,159,683,000	11,225,905,000
Undeveloped land	57,285,000	71,464,000
Investments in real estate joint ventures	44,956,000	44,493,000
Real estate assets, net	11,261,924,000	11,341,862,000
Cash and cash equivalents	10,750,000	33,536,000
Restricted cash	78,117,000	88,264,000
Other assets	135,807,000	140,829,000
Real Estate Held-for-sale	5,321,000	0
Total assets	11,491,919,000	11,604,491,000
Liabilities:
Unsecured notes payable	3,525,765,000	3,180,624,000
Secured notes payable	976,292,000	1,319,088,000
Accrued expenses and other liabilities	405,560,000	452,605,000
Due to general partner	19,000	19,000
Total liabilities	4,907,636,000	4,952,336,000
Redeemable units	10,408,000	10,073,000
Capital [Abstract]
Preferred Stock, Liquidation Preference, Value	66,840,000	64,833,000
General Partner: 75,267,675 OP Units outstanding at December 31, 2014 and 74,830,726 OP Units outstanding at December 31, 2013	6,270,758,000	6,337,721,000
Limited Partners: 4,191,152 OP Units outstanding at December 31, 2014 and 4,227,384 OP Units outstanding at December 31, 2013	231,676,000	235,976,000
Accumulated other comprehensive (loss) income	2,295,000	1,246,000
Capital	6,571,569,000	6,639,776,000
Noncontrolling Interest in Joint Ventures	2,306,000	2,306,000
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	6,573,875,000	6,642,082,000
Liabilities and capital	$ 11,491,919,000	$ 11,604,491,000
Redeemable stock, shares/units issued and outstanding	103,504	103,578